GOF-SA1 07/26

SUPPLEMENT DATED JULY 1, 2026
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A AND SCHEDULE B

All changes described below are effective July 1, 2026.

1. Goldman Sachs Agency Lending will replace the Bank of New York Mellon as securities lending agent of each fund listed in Schedule A. Accordingly, the following replaces the corresponding disclosure in each fund’s SAI.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Goldman Sachs Agency Lending serves as the Fund’s securities lending agent ("Securities Lending Agent").

2. JPMorgan Chase Bank will replace the Bank of New York Mellon as securities lending agent of each fund listed in Schedule B. Accordingly, the following replaces the corresponding disclosure in each fund’s SAI.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JPMorgan Chase Bank serves as the Fund’s securities lending agent ("Securities Lending Agent").

SCHEDULE A

Fund	Date of SAI
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Franklin Alternative Strategies Fund	October 1, 2025

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2026
Franklin Growth Fund	February 1, 2026
Franklin Income Fund	February 1, 2026

FRANKLIN GLOBAL TRUST

Fund	Date of SAI
Franklin International Growth Fund	December 1, 2025

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund	December 1, 2025

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2026
Franklin Equity Income Fund	March 1, 2026
Franklin Managed Income Fund	March 1, 2026

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2026

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund	May 1, 2026
Franklin Mutual Global Discovery Fund	May 1, 2026
Franklin Mutual International Value Fund	May 1, 2026
Franklin Mutual Quest Fund	May 1, 2026
Franklin Mutual Shares Fund	May 1, 2026

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Growth and Income VIP Fund	May 1, 2026
Franklin Global Real Estate VIP Fund	May 1, 2026
Franklin Income VIP Fund	May 1, 2026
Franklin Large Cap Growth VIP Fund	May 1, 2026
Franklin Mutual Global Discovery VIP Fund	May 1, 2026
Franklin Mutual Shares VIP Fund	May 1, 2026
Franklin Rising Dividends VIP Fund	May 1, 2026
Franklin Small Cap Value VIP Fund	May 1, 2026

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund	March 1, 2026
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2026
Franklin Small Cap Value Fund	March 1, 2026

SCHEDULE B

Fund	Date of SAI
FRANKLIN CUSTODIAN FUNDS
Franklin U.S. Government Securities Fund	February 1, 2026

FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund	December 1, 2025

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2026

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund	March 1, 2026

Fund	Date of SAI
Franklin Low Duration Total Return Fund	March 1, 2026
Franklin Low Duration U.S. Government Securities Fund	March 1, 2026
Franklin Total Return Fund	March 1, 2026

FRANKLIN STRATEGIC SERIES
Franklin Core Plus Bond Fund	September 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Strategic Income VIP Fund	May 1, 2026
Franklin U.S. Government Securities VIP Fund	May 1, 2026
Templeton Global Bond VIP Fund	May 1, 2026

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Dynamic Income Fund	May 1, 2026

TEMPLETON INCOME TRUST
Templeton Global Bond Enhanced Fund	May 1, 2026

Please retain this supplement for future reference.